Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares		Dec. 31, 2025 ILS (₪) ₪ / shares	Dec. 31, 2024 ILS (₪) ₪ / shares	Dec. 31, 2023 ILS (₪) ₪ / shares
Profit or loss [abstract]
Revenues		$ 2,973		₪ 9,484	₪ 9,661	₪ 6,188
Revenues from settlement agreement with GEHC (*)	[1]	9,574		30,540
Total revenues		12,547		40,024	9,661	6,188
Cost of revenues		1,988		6,342	6,084	3,987
Gross profit		10,559		33,682	3,577	2,201
Research and development expenses, net		5,439		17,350	20,130	31,399
Sales and marketing expenses		3,704		11,815	10,318	9,434
General and administrative expenses		5,230		16,681	15,344	16,954
Operating loss		3,814		12,164	42,215	55,586
Financial expenses		2,265		7,225	540	16,206
Financial income		(1,109)		(3,537)	(5,963)	(13,352)
Financial expenses (income), net		1,156		3,688	(5,423)	2,854
Loss before income tax		4,970		15,852	36,792	58,440
Provision (benefit) for income tax			[2]	1	(56)	127
Net loss and comprehensive loss		$ 4,970		₪ 15,853	₪ 36,736	₪ 58,567
Loss per ordinary share - basic | (per share)		$ 0.77		₪ 2.46	₪ 5.76	₪ 9.12
Loss per ordinary share - diluted | (per share)		$ 0.77		₪ 2.46	₪ 5.76	₪ 9.12

[1]	Including an amount of NIS 7.1 million (approximately $2.2 million) was recognized as revenues from the (1) cancellation of orders placed by GEHC to the Company for 15,000 units Pursuant to the Settlement Agreement and (2) due to the termination of the Component Agreement.
[2]	Less than $1 thousand